As filed with the Securities and Exchange Commission on November 28, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-03758

Matrix Advisors Value Fund, Inc.

10 Bank Street, Suite 590
White Plains, NY 10606

David A. Katz
10 Bank Street, Suite 590
White Plains, NY 10606

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Date of fiscal year end: June 30, 2019

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

Matrix Advisors Value Fund, Inc.
Schedule of Investments
September 30, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 99.9%
Bank (Money Center): 4.6%
23,400	JPMorgan Chase & Co.	$2,640,456

Bank (Processing): 1.9%
12,900	State Street Corp.	1,080,762

Bank (Regional): 2.4%
28,500	BB&T Corp.	1,383,390

Bank (Super Regional): 3.8%
42,300	Wells Fargo & Co.	2,223,288

Beverages: 2.7%
14,000	PepsiCo, Inc.	1,565,200

Biotechnology: 3.9%
29,650	Gilead Sciences, Inc.	2,289,277

Broadcasting/Cable TV: 2.6%
26,050	CBS Corp. - Class B	1,496,573

Cable TV: 2.9%
47,000	Comcast Corp. - Class A	1,664,270

Computer and Peripherals: 1.9%
5,000	Apple, Inc.	1,128,700

Computer Software and Services: 5.2%
22,500	Microsoft Corp.	2,573,325
21,700	Symantec Corp.	461,776
		3,035,101

Consumer Discretionary (Multi-media): 1.8%
30,600	Viacom, Inc. - Class B	1,033,056

Diversified Operations: 3.1%
12,700	United Technologies Corp.	1,775,587

Drug: 3.3%
20,000	AbbVie, Inc.	1,891,600

Drug Store: 3.0%
21,900	CVS Health Corp.	1,723,968

Electrical Component: 3.3%
21,800	TE Connectivity Ltd.	1,916,874

Financial Services: 3.6%
5,525	American Express Co.	588,357
15,900	Capital One Financial Corp.	1,509,387
		2,097,744

Food Processing Retail: 2.2%
29,200	Mondelez International, Inc. - Class A	1,254,432

Household Products: 3.0%
21,000	The Procter & Gamble Co.	1,747,830

Insurance (Diversified): 2.9%
35,800	MetLife, Inc.	1,672,576

Insurance (Property Casualty): 2.7%
11,500	Chubb Ltd.	1,536,860

Internet: 0.7%
2,600	Facebook, Inc.*	427,596

Internet (Retail): 0.7%
13,000	eBay, Inc.*	429,260

Internet Software & Services: 4.3%
2,075	Alphabet, Inc. - Class C*	2,476,450

Manufacturing - Miscellaneous: 3.7%
24,500	Eaton Corp. Plc	2,124,885

Medical Supplies: 3.4%
15,000	Zimmer Biomet Holdings, Inc.	1,972,050

Oil & Gas Services: 3.2%
30,700	Schlumberger Ltd.	1,870,244

Oil/Gas (Domestic): 1.9%
27,000	Devon Energy Corp.	1,078,380

Petroleum (Integrated): 1.9%
9,200	Chevron Corp.	1,124,976

Petroleum (Producing): 3.6%
25,100	Occidental Petroleum Corp.	2,062,467

Precision Instruments: 3.5%
8,400	Thermo Fisher Scientific, Inc.	2,050,272

Securities Brokerage: 4.3%
24,100	Morgan Stanley	1,122,337
6,200	The Goldman Sachs Group, Inc.	1,390,288
		2,512,625

Telecommunications (Equipment): 7.9%
47,000	Cisco Systems, Inc.	2,286,550
31,900	QUALCOMM, Inc.	2,297,757
		4,584,307

TOTAL COMMON STOCKS (Cost $36,590,460)		$57,871,056

SHORT-TERM INVESTMENTS - 0.3%
187,833	First American Government Obligations Fund, Class X - 1.98%**	187,833

TOTAL SHORT-TERM INVESTMENTS (Cost $187,833)		$187,833

TOTAL INVESTMENTS (Cost $36,778,293): 100.2%		58,058,889
Liabilities in Excess of Other Assets: (0.2)%		(139,609)
TOTAL NET ASSETS: 100.0%		$57,919,280

* Non-Income Producing
** Rate quoted is seven-day yield at period end

Matrix Value Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$57,871,056	$-	$-	$57,871,056
Total Equity	57,871,056	-	-	57,871,056

Short-Term Investments	187,833	-	-	187,833
Total Investments in Securities	$58,058,889	$-	$-	$58,058,889

* See Funds' Schedule of Investments for Industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Value Fund, Inc.

By  /s/ David A. Katz
       David A. Katz, President and Treasurer

Date  November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ David A. Katz
       David A. Katz, President and Treasurer

Date  November 26, 2018